Consolidated statement of income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021 [1]
Profit or loss [abstract]
Revenue		$ 5,661	$ 5,624	$ 4,261
Equipment, programming and other direct costs	[2]	(1,507)	(1,506)	(1,197)
Operating expenses		(2,043)	(1,890)	(1,546)
Depreciation		(978)	(999)	(804)
Amortization		(360)	(345)	(310)
Share of profit in joint ventures		42	32	210
Other operating income (expenses), net		10	(2)	5
Operating profit		826	915	619
Interest and other financial expenses		(712)	(617)	(495)
Interest and other financial income		28	18	23
Revaluation of previously held interests in Guatemala		0	0	670
Other non-operating (expenses) income, net		36	(78)	(49)
Profit (loss) from other joint ventures and associates, net		(3)	0	(40)
Profit (loss) before taxes from continuing operations		175	238	728
Tax expense		(424)	(222)	(158)
Profit (loss) from continuing operations		(249)	16	570
Profit (loss) from discontinued operations, net of tax		4	113	(28)
Net profit (loss) for the year		(245)	129	542
Attributable to:
Owners of the Company		(82)	177	590
Non-controlling interests		$ (163)	$ (48)	$ (48)
Earnings per common share for profit attributable to the owners of the Company
Basic (in dollars per share)		$ (0.48)	$ 1.27	$ 4.59
Diluted (in dollars per share)		$ (0.48)	$ 1.27	$ 4.57

[1]	2023 and 2022 yearly figures are not directly comparable with 2021 yearly figures as Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details.
[2]	The presentation of the statement of income for all periods presented has been amended as follows to provide more relevant information: (a) the sub-total 'Gross Profit' has been removed, and (b) the line 'Cost of sales' has been renamed as 'Equipment, programming and other direct costs'.